Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events

40.  SUBSEQUENT EVENTS

i.

January 17, 2021 was the legal deadline for the dissenting shareholders of Enel Américas S.A. to exercise their  statutory merger dissenters’ withdrawal rights in connection with the merger by incorporation of EGP Américas S.p.A. into Enel Américas S.A. (the “Merger”), approved by the Company’s Extraordinary Shareholders’ Meeting held on December 18, 2020 (the “Meeting”).

During this 30-day period, dissenting shareholders representing a total of 1,787,514 of the Company's shares exercised their withdrawal rights, equivalent to 0.002% of the total shares. In accordance with the applicable legislation and, in particular, Official Letter No. 32,435 issued by the CMF on November 7, 2017, the price of said shares was paid by Enel Américas on the date on which the terms and conditions of the Merger approved by the Meeting were satisfied. The foregoing was communicated in a timely manner as an essential fact of the Company.

As a consequence, one of the conditions precedent established for the Merger was thereby fulfilled, that is, that the withdrawal rights duly exercised by the dissenting shareholders of Enel Américas as a result of the Merger did not surpass 10% of the Company's issued shares with voting rights.

ii.

On January 29, 2021, Enel Américas, as the controlling shareholder of its Colombian subsidiaries Emgesa S.A. ESP and Codensa S.A. ESP entered into a new investment framework agreement with Grupo Energía de Bogotá SA ESP (GEB), its partner in those subsidiaries. This new investment framework agreement, which will only go into effect upon fulfillment of certain  conditions precedent and upon obtaining the corporate authorizations required by both partners, looks to govern the future relations between Enel Américas and GEB as shareholders of Emgesa and Codensa.

Among the main agreements reached, this new framework agreement will allow the renewable business to be incorporated among its joint investments, define new corporate governance rules that are better aligned with the new objectives and opportunities of this new phase, and allow parties to propose settlement agreements for the existing cases between the parties under arbitration.

The financial effects of this agreement are not quantifiable to date.

iii.

With respect to the Merger process approved by the shareholders of Enel Américas at the Meeting, on February 1, 2021, Enel Américas acknowledged the completion of the international merger between the Italian company, Enel Rinnovabili S.r.l. and the Chilean company, EGP Américas SpA. For these purposes, the representatives of both companies granted a single public deed of declaration to certify full compliance with the formalities, requirements, and procedures applicable under Chilean and Italian laws for the completion of this international merger.

By virtue of the above, EGP Américas SpA acquired all assets and liabilities of Enel Rinnovabili S.r.l, including the business of owning and operating the non-conventional renewable energy generation assets developed and held by Enel Green Power S.p.A. in Central and South America (except Chile).

Likewise, EGP Américas SpA obtained all consents and authorizations to be granted by certain banks in Brazil providing financing.

With the completion of the abovementioned international merger and the obtainment of consent from banks in Brazil providing financing, this fulfilled other conditions precedent to the Merger approved by the Enel Américas’ shareholders at the Meeting.

iv.

On March 4, 2021, the Peruvian National Regulator of Customs and Tax Administration (“SUNAT” in its Spanish acronym) issued a certificate in connection with the Merger, fulfilling the last pending condition precedent. As a result, Enel Américas and EGP Américas issued a single declaratory public deed, pursuant to which they established compliance with every condition precedent that the validity of the Merger was subject to (the "Public Deed of Compliance with the Merger Conditions"). As a result, the Merger was completed on April 1, 2021, the first day of the month following the date on which the Public Deed of Compliance with the Merger Conditions was issued, as approved by the Meeting.

On April 1, 2021, Enel Américas acquired through the Merger, all of EGP Américas SpA’s assets and liabilities, including the business of owning and operating the non-conventional renewable energy generation assets that it held in Central and South America (except Chile), and assumed all its rights and liabilities, incorporating into Enel Américas EGP Américas SpA’s shareholder, Enel S.p.A., through the issuance of 31,195,387,525 new Enel Américas shares in exchange for all outstanding EGP Américas SpA’s shares and, as a result of the above, EGP Américas SpA was fully dissolved, without liquidation.

Similarly, on April 1, 2021, and, together with the Merger, the amendment to Enel Américas’ by-laws approved by the Meeting took effect. The amendment consisted of the elimination of the limitations and restrictions set out in the by-laws under Title XII of Decree Law No. 3.500 issued in 1980 – except for the Investment and Financing Policy – and, particularly the provisions that restrict a shareholder from holding more than 65% of Enel Américas’ voting capital. As a result of this merger, Enel S.p.A. increased its stake in Enel Américas from 65% to 75.18%.

v.

On April 16, 2021, Enel SpA, our parent company, reported the final results of the voluntary public tender offer for the acquisition of shares and American Depositary Shares ("ADS") of Enel Américas for up to a maximum of 10% of its share capital at the time of the launch thereof (the "Offer"). As indicated by Enel SpA, and based on the final tabulation, in total, 20,194,895,308 shares (including 1,872,063,500 shares represented by 37,441,270 ADSs) were validly tendered and not properly withdrawn pursuant to the Offer, resulting in a proration factor of approximately 37.7%. As a result of applying the proration factor, Enel accepted for purchase 6,903,312,254 shares and 14,104,937 ADSs, representing an additional 705,246,850 shares in the Offer. Following the completion of the Merger of Enel Américas S.A. with EGP Américas SpA, Enel SpA owned 75.18% of Enel Américas´ share capital, and now, after this purchase of the shares and ADSs through the Offer, Enel owns  approximately  82.3% of Enel Américas’ share capital.

vi.

At the OSM held on April 29, 2021, our new Board of Directors was elected for a term of three years starting from the date of the meeting. At the Board of Directors meeting held on April 29, 2021, the Directors agreed to appoint Hernán Somerville Senn,  Patricio Gómez Sabaini and Domingo Cruzat Amunátegui as members of the Directors’ Committee. Additionally, Hernán Somerville Senn was appointed as Financial Expert of the Directors’ Committee.

The members of our new Board of Directors are as follows:

 • Mr. Francisco de Borja Acha (Chairman)

 • Mr. José Antonio Vargas Lleras

 • Ms. Giulia Genuardi

 • Ms. Francesca Gostinelli

 • Mr. Hernán Somerville Senn

 • Mr. Patricio Gómez Sabaini

 • Mr. Domingo Cruzat Amunátegui

Between January 1, 2021 and the date of issuance of these consolidated financial statements, the Company has no knowledge of any financial or other events which significantly affect its financial position and results presented.